Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan
Expense recognized related to the matching contribution	$ 13.8	$ 10.8	$ 5.6
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Net benefit expense	8.8	6.8	6.4
Present value of the defined benefit obligation	$ 11.3	$ 11.2	$ 11.9